Material Accounting Policy Information	6 Months Ended
Jun. 30, 2025
Material Accounting Policy Information [Abstract]
Material accounting policy information

Note 2. Material accounting policy information

These consolidated condensed interim unaudited financial statements for the interim half-year reporting period ended June 30, 2025, have been prepared in accordance with International Accounting Standards (“IAS”) 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).

These consolidated condensed interim unaudited financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these consolidated condensed interim unaudited financial statements are to be read in conjunction with the annual report for the year ended December 31, 2024, and any public announcements made by the company during the interim reporting period in accordance with the continuous disclosure requirements of the Australian Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.

Liquidity

These unaudited interim condensed consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of June 30, 2025, the Company has not achieved positive cash flow from operations and generated $30,460,148 of accumulated losses since inception. The Company estimates that it has adequate financial resources for the foreseeable future based on its current cash and trade receivable balances and its ongoing operations. Until the Company can generate significant recurring revenues, profit and cash flow provided by operating activity it expects to satisfy future cash needs through debt or equity financing as well as governmental grants. In the event that the Company requires additional financing, it may not be able to raise such financing on terms acceptable to it or at all.